Note 45 Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Jun. 30, 2025	Dec. 31, 2024
Director [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		€ 1,865	€ 2,176
Bank guarantees to related parties			0
Related parties [member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		200	210
Bank guarantees to related parties			0
Senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	[1]	6,029	4,664
Bank guarantees to related parties	[1]	10	10
Related parties of senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		385	688
Bank guarantees to related parties			€ 0

[1]	(1) Excluding executive directors.